Income Taxes (Details) - Schedule of Components of Income Tax Provision (Benefit) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Components of Income Tax Provision Benefit [Abstract]
Current tax provision	$ 6,527,819	$ 4,792,026	$ 9,996,987
Deferred tax (benefit) provision	(710,672)	(50,172)	272,514
Total	$ 5,817,147	$ 4,741,854	$ 10,269,501